Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 121,399
Restricted cash	5,566
Trade accounts receivable, net	164,169
Inventories	104,230
Deferred tax asset	39,727
Oil and gas properties held for sale	48
Prepaid expenses and other current assets	29,429
Total current assets	464,568
Property, plant, and equipment:
Net property, plant, and equipment	554,889
Other assets:
Goodwill	130,464
Patents, trademarks and other intangible assets, net	34,144
Deferred tax assets	76
Other assets	35,105
Total other assets	199,789
Total assets	1,219,246
Current liabilities:
Trade accounts payable	47,924
Accrued liabilities	90,669
Decommissioning and other asset retirement obligations, net	94,204
Total current liabilities	232,797
Long-term debt, net	305,000
Deferred income taxes	55,329
Decommissioning and other asset retirement obligations, net	32,640
Other liabilities	17,711
Total long-term liabilities	410,680
Equity:
Total TETRA stockholders' equity	534,478
Noncontrolling interests	41,291
Total equity	575,769
Total liabilities and equity	$ 1,219,246